Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of deposits [line items]
Term deposit liabilities	$ 412,918	$ 396,800
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	375,000	362,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	106,917	89,553
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	53,654	59,109
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	85,007	80,773
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	56,525	51,798
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	42,174	45,550
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	18,007	21,127
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	24,258	23,863
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 26,376	$ 25,027